Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES
Net loss	$ (2,986)	$ (21,095)	$ (15,057)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,682	2,446	3,718
Stock-based compensation	1,606	1,912	2,120
Loss on asset write-off			82
Inventory write-downs	1,527	913	1,538
Gain on sale of long-term investments	(948)	(8)	(436)
Impairment loss on long-term investments		4,953	83
Gain on disposal of property and equipment, net	(1,726)	(738)	(428)
Deferred income taxes	(1,231)	1,989	78
Other, net			(36)
Changes in operating assets and liabilities:
Accounts receivable, net	(2,008)	1,592	3,235
Inventories	(1,140)	(1,933)	(2,963)
Prepaid expenses and other current assets	(6)	191	130
Deferred charges	(375)	(416)	(985)
Notes and accounts payable	996	1,202	(2,038)
Income tax payable	(2,065)	1,595	412
Accrued expenses and other current liabilities	(1,064)	(1,039)	577
Accrued pension liabilities	(4)	(11)	(12)
Other liabilities	(56)	(168)	(346)
Net cash used in operating activities	(7,798)	(8,615)	(10,328)
INVESTING ACTIVITIES
Short-term investments	(28,797)	(7,128)	(22,346)
Property and equipment	(673)	(724)	(1,004)
Decrease (increase) in:
Restricted cash		132	(1)
Other assets	40	82	116
Proceeds from:
Sale of short-term investments	18,331	16,755	34,333
Sale of long-term investments	5,999	537	1,304
Disposal of property and equipment	3,837	3,205	1,982
Net cash (used in) provided by investing activities	(1,263)	12,859	14,384
Exercise of stock options	2	31	44
Issuance of ordinary shares under the Employee Stock Purchase Plan	73	180	258
Net cash used in financing activities	(544)	(3,022)	(4,663)
EFFECTS OF CHANGES IN FOREIGN EXCHANGE RATE	(262)	(1,092)	(617)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(9,867)	130	(1,224)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	41,199	41,069	42,293
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	31,332	41,199	41,069
FINANCING ACTIVITIES
Acquisition of treasury stock	(619)	(3,233)	(4,965)
SUPPLEMENTAL DISCLOSURES OF CASH FLOWS
Cash paid for interest
Cash paid for tax	$ 4,349	$ 1,068	$ 697